Financial Instruments (Schedule of Maximum Exposure to Credit Risk for Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 535,171	$ 474,544	$ 286,184	$ 147,153
Other investments	344,780	0
Credit Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	535,171	474,544
Short-term and long-term deposits and restricted cash	61,136	21,692
Trade receivables and other assets	122,797	97,580
Short Term And Long Term Derivative Instruments	16,730	9,103
Other investments	344,780	0
Maximum exposure to credit risk	$ 1,080,614	$ 602,919